Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0000029915
Registrant Name	DOW CHEMICAL CO /DE/
Registration File Number	333-288028-01
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A